INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Total Assets	$ 34,813,628,193		$ 35,304,482,204
Total Liabilities	28,063,242,820		28,721,128,962
Shareholders´ Equity	6,750,385,373	$ 5,154,737,112	6,583,353,242	$ 4,769,249,798
Net Income for The Period	162,627,813	$ 385,892,701
Play Digital S.A.
Disclosure of subsidiaries [line items]
Total Assets			43,691,227
Total Liabilities			38,962,383
Shareholders´ Equity			4,728,844
Net Income for The Period			$ (23,538,395)
Agri Tech Investments L.L.C.
Disclosure of subsidiaries [line items]
Total Assets	1,169,167
Total Liabilities	147,058
Shareholders´ Equity	1,022,109
Net Income for The Period	$ (479,246)